Derivative and Hedging Activities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Interest income	$ 317,659	$ 244,467	$ 1,100,142	$ 957,400	$ 1,030,995
Gain (losses) on interest rate derivatives designated as cash flow hedge	5,900		11,800
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net	24,100		23,500
Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	2,000,000		2,000,000
Interest income	12,000	$ 3,900	34,600	3,400
Interest Rate Swap | Cash Flow Hedging
Derivative [Line Items]
Derivative, notional amount	2,250,000		2,250,000	$ 800,000
Interest Rate Swap | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	2,000,000		2,000,000
Interest Rate Swap | Designated as Hedging Instrument | LCH
Derivative [Line Items]
Derivative, notional amount	$ 4,300,000		$ 4,300,000